Investment In Associate - Summary of Significant Investments in Associates (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of associates [line items]
Current assets	₽ 166,586	₽ 124,808
Non-current assets	74,752	29,800
Current liabilities	(123,936)	(60,211)
Non-current liabilities	(86,794)	(15,140)
Group's carrying amount of the investment	1,238	1,111
Revenue	178,215	104,350	₽ 60,104
Profit for the year	(56,779)	(22,264)	(19,363)
Total comprehensive income	(56,782)	(22,264)	(19,363)
The Group's share of total comprehensive income	197	112	54
Litres Holdings Limited [Member]
Disclosure of associates [line items]
Current assets	1,141	805
Non-current assets	550	360
Current liabilities	(1,072)	(951)
Non-current liabilities	(108)	(2)
Net assets of the associate	511	212
Group's share of net assets – 42.27% (2020: 42.27%)	217	90
Goodwill	964	964
Fair value adjustments (including the effect of the subsequent accounting)	57	57
Group's carrying amount of the investment	1,238	1,111	1,139
Revenue	6,742	5,077	3,823
Profit for the year	507	278	168
Total comprehensive income	507	278	168
The Group's share of profit before fair value adjustments	214	118	71
Amortization of assets based on their fair values at acquisition	(17)	(6)	(17)
The Group's share of total comprehensive income	₽ 197	₽ 112	₽ 54